Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information (Detail) (Fair Value, Inputs, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument, fair value	97.8
Auction Rate Securities | Group One
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique	Discounted Cash Flow
Unobservable Input	Remaining lives
Auction Rate Securities | Group Two
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input	Discount rates
Auction Rate Securities | Lower Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument remaining lives	1.8
Financial instrument discount rate	0.30%
Auction Rate Securities | Upper Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument remaining lives	8.6
Financial instrument discount rate	7.70%
Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument, fair value	50.1
Financial instrument discount rate	10.50%
Contingent Consideration | Group One
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique	Discounted Cash Flow
Unobservable Input	Discount rate
Contingent Consideration | Group Two
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input	Business growth rates
Contingent Consideration | Lower Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument business growth rates	19.00%
Contingent Consideration | Upper Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument business growth rates	35.00%